Goodwill and Other Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2009 CNY	Mar. 31, 2008 Tianwei Yingli	Jun. 30, 2007 Tianwei Yingli	Dec. 31, 2006 Tianwei Yingli	Nov. 30, 2006 Tianwei Yingli	Mar. 14, 2008 Tianwei Yingli CNY	Jun. 25, 2007 Tianwei Yingli CNY	Dec. 18, 2006 Tianwei Yingli CNY	Nov. 20, 2006 Tianwei Yingli CNY
Changes in Goodwill
Balances at the beginning of the period		273,666	273,666
Impairment of goodwill	(43,436)	(273,382)
Disposal of a subsidiary		(284)
Balances at the end of the period			273,666
Acquisition
Equity interest (as a percent)				74.01%	70.11%	62.13%	53.98%
Total cash consideration								1,750,840	908,600	484,840	130,940